Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0000092380
Registrant Name	SOUTHWEST AIRLINES CO
Registration File Number	333-276909
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES